Note 9 - Stock-based Compensation Plan (Detail) - Employee stock purchase plan (USD $)	3 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2012	Mar. 31, 2011
Offering Price per Common Share (in Dollars per share)	$ 22.23	$ 28.49	$ 28.49	$ 32.33
Common Shares Purchased	669	439	1,719	478